PROSPECTUS

GENERAL INFORMATION
AND CONTENTS

        1  ABOUT THE TRUST
      ---

        1  CAPITAL GROWTH FUND
      ---

        3  VALUE INCOME STOCK FUND
      ---

        5  SUNBELT EQUITY FUND
      ---

        7  INVESTMENT GRADE BOND FUND
      ---

        9  SHORT-TERM BOND FUND
      ---

       11  PRIME QUALITY MONEY MARKET FUND
      ---

       14  RISK CONSIDERATIONS
      ---

       19  PURCHASING FUND SHARES
      ---

       21  TAX INFORMATION
      ---

       25  FUND INVESTMENTS
      ---

       26  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---

October 1, 1997
(as revised January 16, 1998)

    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.

    The Securities and Exchange Commission has not approved or disapproved of the Trust's Shares. The Securities and Exchange Commission has not reviewed or approved of the accuracy or adequacy of this Prospectus. Any statement or indication to the contrary is a criminal offense.

    The Funds:
    - are not bank deposits
    - are not federally insured
    - are not guaranteed by any bank or government agency
    - are not guaranteed to achieve their goals.

    Investing in the Funds involves risk. You could lose money.

    An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Fund will be able to maintain a constant value of $1.00 per share.

                                                          PROSPECTUS  1

ABOUT THE TRUST

    STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Trust Shares of the Capital Growth Fund, Value Income Stock Fund, and Sunbelt Equity Fund (the Equity Funds), Investment Grade Bond Fund and Short-Term Bond Fund (the Fixed Income Funds and, with the Equity Funds, the Non-Money Market Funds) and Prime Quality Money Market Fund (the Money Market
Fund).

ABOUT THE MONEY MARKET FUND

    The Money Market Fund is governed by SEC rules which impose certain quality, maturity, and diversification requirements. The Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable net asset value per share. All securities purchased by the Money Market Fund must have remaining maturities of 13 months or less.

FUND INFORMATION -- EQUITY FUNDS

Capital Growth Fund
Fund Objective

[LOGO]
           The Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.

Portfolio Investments

[LOGO]
          The Fund primarily invests in a diversified portfolio of undervalued equity securities traded in the United States.

    Based on its analysis of overall business cycles, the Advisor rotates the Fund's investments between various market sectors.

    The Fund may invest in securities of foreign issuers, high yield securities, and shares issued by money market investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

Risk Considerations

[LOGO]
         The Capital Growth Fund is subject to the following types of risks:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Event Risk;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

2  PROSPECTUS

Fund Management

[LOGO]
           Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

Transaction and Operating Expenses

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the CAPITAL GROWTH FUND.

Shareholder Transaction Expenses                                                                   None

Annual Fund Operating Expenses (as a percentage of net assets)
  Investment Advisory Fees After Fee Waivers(1)                                                   1.05%
  Other Expenses                                                                                   .12%
  Total Fund Operating Expenses After Fee Waivers(2)                                              1.17%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT THE FEE WAIVER DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.27%. THIS FEE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE ADVISOR'S DISCRETION.

EXAMPLE                                             1 Year    3 Years   5 Years                  10 Years
-----------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.     $12        $37       $64       $                             142

    The information contained in this table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                          PROSPECTUS  3

Financial and Performance Highlights

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the CAPITAL GROWTH FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------
Capital Growth Fund
---------------------
For a Share Outstanding Throughout The Period Ended May 31,

                                                    Realized and
                           Net Asset      Net        Unrealized    Distributions
                             Value     Investment    Net Gains       from Net      Distributions   Net Asset
                           Beginning     Income     (Losses) on     Investment     from Realized   Value End       Total
                           of Period     (Loss)     Investments       Income       Capital Gains   of Period       Return
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
  1997                      $14.90       $0.12         $3.13          $(0.12)         $(2.94)        $15.09           24.66%
  1996                       12.18        0.12          3.32           (0.13)          (0.59)         14.90           28.97%
  1995                       11.99        0.16          0.57           (0.14)          (0.40)         12.18            6.63%
  1994                       11.95        0.16          0.31           (0.17)          (0.26)         11.99            3.87%
  1993(1)                    10.36        0.12          1.57           (0.10)           --            11.95           17.90%*

                                                                                       Ratio of Net
                                                        Ratio of       Ratio of         Investment
                                                          Net         Expenses to      Income (Loss)
                                                       Investment     Average Net     to Average Net
                                           Ratio of      Income         Assets            Assets
                            Net Assets     Expenses    (Loss) to      (Excluding        (Excluding      Portfolio      Average

                              End of      to Average    Average       Waivers and       Waivers and     Turnover     Commission

                           Period (000)   Net Assets   Net Assets   Reimbursements)   Reimbursements)   Rate(2)        Rate**

                           ------------   ----------   ----------   ---------------   ---------------   --------   ---------------

  1997                       $1,085,128     1.15%        0.83%          1.25%             0.73%             141%      $0.0620

  1996                          981,498     1.15%        0.90%          1.27%             0.78%             156%      --

  1995                          984,205     1.15%        1.38%          1.28%             1.25%             128%      --

  1994                          891,870     1.15%        1.25%          1.29%             1.11%             124%      --

  1993(1)                       507,692     1.15%*       1.43%*         1.28%*            1.30%*             95%      --


 * ANNUALIZED.

** AVERAGE COMMISION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

Value Income Stock Fund
Fund Objective

[LOGO]
           The Value Income Stock Fund seeks to provide current income with a secondary goal of achieving capital appreciation by investing primarily in equity securities.

Portfolio Investments

[LOGO]
          The Fund strives to provide a yield, above that of the S&P 500 Stock Index. The Fund primarily invests in equity securities of companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends.

    The Fund may invest in securities of foreign issuers, high yield securities, futures, options, and securities issued by companies with smaller market capitalizations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    4  PROSPECTUS

Risk Considerations

[LOGO]
         The Value Income Stock Fund is subject to the following types of risks:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Credit Risk;

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

Fund Management

[LOGO]
           Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April, 1995. He has more than 15 years of investment experience, and has been a value portfolio manager at STI Capital Management since 1989. Prior to joining STI Capital Management, N.A., Mr. Riddick served as a broker with Drexel Burnham Lambert.

Transaction and Operating Expenses

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the VALUE INCOME STOCK FUND.

Shareholder Transaction Expenses                                                                   None

Annual Fund Operating Expenses (as a percentage of net assets)
  Investment Advisory Fees                                                                         .80%
  Other Expenses                                                                                   .17%
  Total Fund Operating Expenses                                                                    .97%

EXAMPLE                                             1 Year    3 Years   5 Years                  10 Years
-----------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.     $10        $31       $54       $                             119

    The information contained in this table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                          PROSPECTUS  5

Financial and Performance Highlights
[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the VALUE INCOME STOCK FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-------------------------
Value Income Stock Fund
-------------------------
For a Share Outstanding Throughout The Period Ended May 31,

                                                    Realized and                                      Net
                           Net Asset      Net        Unrealized    Distributions                     Asset
                             Value     Investment    Net Gains       from Net      Distributions     Value
                           Beginning     Income     (Losses) on     Investment     from Realized     End of        Total
                           of Period     (Loss)     Investments       Income       Capital Gains     Period        Return
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
  1997                      $13.15       $0.30         $2.32          $(0.30)         $(1.76)        $  13.71     22.18%
  1996                       11.59        0.35          2.71           (0.34)          (1.16)           13.15     27.91%
  1995                       10.54        0.32          1.56           (0.32)          (0.51)           11.59     19.06%
  1994                       10.23        0.29          0.70           (0.32)          (0.36)           10.54      9.95%
  1993(1)                    10.00        0.11          0.16           (0.04)         --                10.23      9.05%*

                                                                                       Ratio of Net
                                                        Ratio of       Ratio of         Investment
                                                          Net         Expenses to      Income (Loss)
                               Net                     Investment     Average Net     to Average Net
                              Assets       Ratio of      Income         Assets            Assets
                              End of       Expenses    (Loss) to      (Excluding        (Excluding      Portfolio  Average
                              Period      to Average    Average       Waivers and       Waivers and     Turnover   Commission

                              (000)       Net Assets   Net Assets   Reimbursements)   Reimbursements)   Rate(2)     Rate**
                           ------------   ----------   ----------   ---------------   ---------------   --------   --------
  1997                       $1,488,062     0.91%        2.40%          0.91%             2.40%             105%   $0.0609
  1996                        1,244,399     0.92%        2.86%          0.92%             2.86%             134%     --
  1995                          991,977     0.95%        3.16%          0.95%             3.16%             126%     --
  1994                          573,082     0.88%        3.21%          0.97%             3.12%             149%     --
  1993(1)                       137,761     0.80%*       4.32%*         0.96%*            4.16%*             35%     --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

(1) COMMENCED OPERATIONS ON FEBRUARY 12, 1993.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

Sunbelt Equity Fund
Fund Objective

[LOGO]
           The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

Portfolio Investments

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of

U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Stocks chosen for the Fund are primarily of U.S. companies headquartered and/or operating in the following U.S. states:

    - Texas

    - Arkansas

    - Alabama

    - Mississippi

    - Tennessee

    - Kentucky

    - Florida

    - Virginia

    - Georgia

    - North Carolina

    - South Carolina

    - Louisiana

6  PROSPECTUS

    The Fund may invest in high yield securities, futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

Risk Considerations

[LOGO]
         The Sunbelt Equity Fund is subject to the following types of risks:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Geographic Risk;

    - Hedging Risks; and

    - High-Yield Security Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

Fund Management

[LOGO]
           Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

Transaction and Operating Expenses

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SUNBELT EQUITY FUND.

Shareholder Transaction Expenses                                                                   None

Annual Fund Operating Expenses (as a percentage of net assets)
  Investment Advisory Fees After Fee Waivers(1)                                                   1.04%
  Other Expenses                                                                                   .13%
  Total Fund Operating Expenses After Fee Waivers(2)                                              1.17%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT THE FEE WAIVER DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.28%.THIS FEE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE ADVISOR'S DISCRETION.

                                                                                    10
EXAMPLE                                             1 Year    3 Years   5 Years    Years
-----------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.     $12        $37       $64       $142

    The information contained in this table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                          PROSPECTUS  7

Financial and Performance Highlights

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the SUNBELT EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------------
Sunbelt Equity Fund
--------------------
For a Share Outstanding Throughout The Period Ended May 31,

                                               Realized and
                      Net Asset      Net        Unrealized    Distributions
                        Value     Investment    Net Gains       from Net      Distributions   Net Asset
                      Beginning     Income     (Losses) on     Investment     from Realized   Value End
                      of Period     (Loss)     Investments       Income       Capital Gains   of Period    Total Return
                      ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997                   $14.11       $(0.09)       $ 0.25         $--             $(0.99)        $  13.28       1.48%
1996                    10.03       (0.04)          4.32         --               (0.20)           14.11      43.19%
1995                     9.70       (0.01)          0.38         --               (0.04)           10.03       3.81%
1994(1)                 10.00       --             (0.30)        --              --                 9.70     (2.99)%+

                                                                                  Ratio of Net
                                                   Ratio of       Ratio of         Investment
                                                     Net         Expenses to      Income (Loss)
                                                  Investment     Average Net     to Average Net
                                      Ratio of      Income         Assets            Assets
                       Net Assets     Expenses    (Loss) to      (Excluding        (Excluding      Portfolio    Average
                         End of      to Average    Average       Waivers and       Waivers and     Turnover   Commission
                      Period (000)   Net Assets   Net Assets   Reimbursements)   Reimbursements)   Rate(2)      Rate**
                      ------------   ----------   ----------   ---------------   ---------------   --------   -----------
1997                     $ 381,371     1.15%       (0.65)%         1.26%            (0.76)%        72.17%      $  0.0674
1996                       412,430     1.15%       (0.34)%         1.28%            (0.47)%          106%
1995                       258,908     1.15%       (0.12)%         1.30%            (0.27)%           80%
1994(1)                    128,280     1.15%*      (0.19)%*        1.58%*           (0.62)%*          21%

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

 + CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

 (1) COMMENCED OPERATIONS ON JANUARY 3, 1994.

 (2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

FUND INFORMATION --
  FIXED-INCOME FUNDS

Investment Grade Bond Fund
Fund Objective

[LOGO]
           The Investment Grade Bond Fund seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed-income securities.

Portfolio Investments

[LOGO]
          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations and may invest in mortgage- and asset-backed securities, securities of foreign issuers, variable and floating rate instruments which may be subject to "caps" or "floors," futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    It is anticipated that the Fund's average weighted maturity will range from four to ten

    8  PROSPECTUS

years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

Risk Considerations

[LOGO]
         The Investment Grade Bond Fund is subject to the following types of risks:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;

    - Hedging Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

Fund Management

[LOGO]
           Mr. L. Earl Denney, CFA, has managed the Investment Grade Bond Fund since it began operating. He has been Senior Vice President of STI Capital Management, N.A. since 1983. Mr. Denney has over 20 years experience in fixed income investment management. Prior to joining STI Capital Management, N.A., he was fixed income portfolio manager with American National Bank.

Transaction and Operating Expenses

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INVESTMENT GRADE BOND FUND.

Shareholder Transaction Expenses                                                                        None

Annual Fund Operating Expenses (as a percentage of net assets)
  Investment Advisory Fees After Fee Waivers(1)                                                         .64%
  Other Expenses                                                                                        .13%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .77%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.

(2)ABSENT THE FEE WAIVER DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .87%. THIS FEE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE ADVISOR'S DISCRETION.

EXAMPLE                                                               1 Year         3 Years        5 Years       10 Years
-----------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming,
  (1) a 5% annual return; and,
  (2) redemption at the end of each time period.                     $       8      $      25      $      43      $      95

    The information contained in this table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                          PROSPECTUS  9

Financial and Performance Highlights

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the INVESTMENT GRADE BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------------
Investment Grade Bond Fund
-----------------------------
For a Share Outstanding Throughout The Period Ended May 31,

                                  Realized and
           Net Asset     Net       Unrealized   Distributions                                                          Ratio of
             Value    Investment   Net Gains      from Net     Distributions  Net Asset                  Net Assets    Expenses
           Beginning    Income    (Losses) on    Investment    from Realized  Value End                    End of     to Average
           of Period    (Loss)    Investments      Income      Capital Gains  of Period   Total Return  Period (000)  Net Assets
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $10.07      $0.60        $ 0.09        $(0.60)        $   --        $10.16       6.99%        $  633,646    0.75%
  1996       10.26       0.60         (0.19)        (0.60)            --         10.07       4.02%           599,514    0.75%
  1995        9.89       0.61          0.37         (0.61)            --         10.26      10.39%           543,308    0.75%
  1994       10.45       0.50         (0.36)        (0.50)         (0.20)         9.89       1.17%           460,538    0.75%
  1993(1)    10.09       0.45          0.36         (0.45)            --         10.45       9.34%*          336,132    0.74%*

                                          Ratio of Net
             Ratio of      Ratio of        Investment
               Net        Expenses to     Income (Loss)
            Investment    Average Net    to Average Net
              Income        Assets           Assets
            (Loss) to     (Excluding       (Excluding     Portfolio
             Average      Waivers and      Waivers and    Turnover
            Net Assets  Reimbursements)  Reimbursements)  Rate(2)
            ----------  ---------------  ---------------  --------
  1997        5.89%         0.85%            5.79%           298%
  1996        5.81%         0.87%            5.69%           184%
  1995        6.22%         0.88%            6.09%           238%
  1994        4.77%         0.88%            4.64%           259%
  1993(1)     5.14%*        0.87%*           5.01%*          299%

* ANNUALIZED.

(1)COMMENCED OPERATIONS ON JULY 16, 1992.

(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

Short-Term Bond Fund
Fund Objective

[LOGO]
           The Short-Term Bond Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short-to intermediate-term investment grade fixed-income securities.

Portfolio Investments

[LOGO]
          The Fund primarily invests in debt obligations, such as corporate debt obligations and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations and may invest in securities of foreign issuers, mortgage- and asset-backed securities, variable and floating rate instruments, futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    The Fund intends to maintain a dollar-weighted average maturity of 3 years or less, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average

   10  PROSPECTUS

weighted maturity to as little as 90 days for temporary defensive purposes.

Risk Considerations

[LOGO]
         The Short-Term Bond Fund is subject to the following types of risks:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Hedging Risks;

    - Prepayment Risk;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, see "RISK CONSIDERATIONS."

Fund Management

[LOGO]
           Mr. David Yealy has managed the Short-Term Bond Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991, and currently serves as a Vice President.

Transaction and Operating Expenses
[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SHORT-TERM BOND FUND.

Shareholder Transaction Expenses                                                                        None

Annual Fund Operating Expenses (as a percentage of net assets)
  Investment Advisory Fees After Fee Waivers(1)                                                         .51%
  Other Expenses                                                                                        .16%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT THE FEE WAIVER DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .81%. THIS FEE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE ADVISOR'S DISCRETION.

EXAMPLE                                                               1 Year         3 Years        5 Years       10 Years
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.                     $       7      $      21      $      37      $      83

    The information contained in this table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                          PROSPECTUS  11

Financial and Performance Highlights

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the SHORT-TERM BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------
Short-Term Bond Fund
-----------------------
For a Share Outstanding Throughout The Period Ended May 31,

                                  Realized and
           Net Asset     Net       Unrealized   Distributions                                                          Ratio of
             Value    Investment   Net Gains      from Net     Distributions  Net Asset                  Net Assets    Expenses
           Beginning    Income    (Losses) on    Investment    from Realized  Value End                    End of     to Average
           of Period    (Loss)    Investments      Income      Capital Gains  of Period   Total Return  Period (000)  Net Assets
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.86      $0.53        $ 0.07        $(0.53)        $(0.03)       $ 9.90        6.30%       $89,701       0.65%
  1996        9.98       0.54         (0.10)        (0.54)         (0.02)         9.86        4.45%        91,156       0.65%
  1995        9.79       0.53          0.19         (0.53)            --          9.98        7.60%        60,952       0.65%
  1994       10.01       0.42         (0.21)        (0.42)         (0.01)         9.79        2.02%        34,772       0.65%
  1993(1)    10.00       0.08          0.01         (0.08)            --         10.01        4.45%*       25,334       0.64%*

                                          Ratio of Net
             Ratio of      Ratio of        Investment
               Net        Expenses to     Income (Loss)
            Investment    Average Net    to Average Net
              Income        Assets           Assets
            (Loss) to     (Excluding       (Excluding     Portfolio
             Average      Waivers and      Waivers and    Turnover
            Net Assets  Reimbursements)  Reimbursements)  Rate(2)
            ----------  ---------------  ---------------  --------
  1997        5.37%          0.78%            5.24%         118%
  1996        5.39%          0.81%            5.23%         163%
  1995        5.49%          0.85%            5.29%         200%
  1994        4.15%          0.85%            3.95%          75%
  1993(1)     3.88%*         1.11%*           3.41%*         64%

*  ANNUALIZED.

(1) COMMENCED OPERATIONS ON MARCH 15, 1993.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

FUND INFORMATION -- MONEY
  MARKET FUND

Prime Quality Money Market Fund
Fund Objective

[LOGO]
           The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

Portfolio Investments

[LOGO]
          The Fund invests in U.S. and foreign money market instruments denominated in U.S. dollars.

    The Fund may invest in obligations of supranational entities rated in the highest short-term ratings category or their unrated equivalents.
To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

   12  PROSPECTUS

Risk Considerations

[LOGO]
         The Prime Quality Money Market Fund is subject to the following types of risks:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Prepayment Risk;

    - Event Risk;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

Transaction and Operating Expenses

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the PRIME QUALITY MONEY MARKET FUND.

Shareholder Transaction Expenses                                                                        None

Annual Fund Operating Expenses (as a percentage of net assets)
  Investment Advisory Fees After Fee Waivers(1)                                                         .50%
  Other Expenses After Fee Waivers(2)                                                                   .10%
  Total Fund Operating Expenses After Fee Waivers(3)                                                    .60%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .13%.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .78%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                                                               1 Year         3 Years        5 Years       10 Years
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.                     $       6      $      19      $      33      $      75

    The information contained in this table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                          PROSPECTUS  13

Financial and Performance Highlights

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the PRIME QUALITY MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------------------
Prime Quality Money Market Fund
-----------------------------------
For a Share Outstanding Throughout The Period Ended May 31,

                                     Realized and
            Net Asset      Net        Unrealized    Distributions
              Value     Investment      Gains         from Net      Distributions   Net Asset                    Net Assets
            Beginning     Income     (Losses) on     Investment     from Realized   Value End                      End of
            of Period     (Loss)     Investments       Income       Capital Gains   of Period    Total Return   Period (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  1997        $1.00       $0.05         $  --          $(0.05)         $   --         $1.00          5.01%       $ 1,086,555
  1996         1.00        0.05            --           (0.05)             --          1.00          5.25%         1,050,800
  1995         1.00        0.05            --           (0.05)             --          1.00          4.79%           799,189
  1994         1.00        0.03            --           (0.03)             --          1.00          2.88%           583,399
  1993(1)      1.00        0.03            --           (0.03)             --          1.00          2.92%*          410,991

                                                         Ratio of Net
                          Ratio of       Ratio of         Investment
                            Net         Expenses to      Income (Loss)
                         Investment     Average Net     to Average Net
             Ratio of      Income         Assets            Assets
             Expenses    (Loss) to      (Excluding        (Excluding
            to Average    Average       Waivers and       Waivers and
            Net Assets   Net Assets   Reimbursements)   Reimbursements)
            ----------   ----------   ---------------   ---------------
  1997        0.58%        4.90%           0.76%             4.72%
  1996        0.58%        5.11%           0.78%             4.91%
  1995        0.58%        4.77%           0.79%             4.56%
  1994        0.58%        2.86%           0.79%             2.65%
  1993(1)     0.58%*       2.85%*          0.78%*            2.65%*

*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.

    There can be no assurance that a Fund will achieve its investment objective.

    The investment objectives of the Capital Growth, Value Income Stock, Sunbelt Equity, Investment Grade Bond and Short-Term Bond Funds are non-fundamental and may be changed without shareholder approval.

14  PROSPECTUS

RISK CONSIDERATIONS

                             Type of Risk                               Funds Subject to Risk
------------------------------------------------------------------------------------------------


Fund Risk -- The possibility that a Fund's performance during a         All Funds
specific period may not meet or exceed that of the market as a whole.

Market Risk -- The possibility that stock prices in general will        Equity Funds
decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Small Issuer Risk -- Small and medium capitalization companies may be   Value Income Stock Fund
more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Interest Rate Risk -- The potential for a decline in the price of       Fixed Income Funds Prime
fixed-income securities due to rising interest rates. This risk will    Quality Money
be greater for long-term securities than for short-term securities.     Market Fund

Credit Risk -- The possibility that an issuer will be unable to make    All Funds
timely payments of either principal or interest.

Call Risk -- The possibility that securities with high interest rates   Fixed Income Funds Prime
will be prepaid (or "called") by the issuer, prior to maturity, during  Quality Money periods of falling interest rates. This would require a Fund to invest  Market Fund the resulting proceeds elsewhere, at generally lower interest rates.

                                                          PROSPECTUS  15

                             Type of Risk                               Funds Subject to Risk
------------------------------------------------------------------------------------------------

Event Risk -- The possibility that corporate debt securities may        All Funds (except
suffer substantial declines in credit quality and market value due to   Sunbelt Equity Fund)
corporate restructurings. While event risk may be high for certain corporate securities held by a Fund, event risk overall should be low because of the Fund's diversified holdings.

Geographic Risk -- The risk that a Fund's concentration of investments  Sunbelt Equity Fund in securities of issuers located in a single state or geographic region subject the Fund to economic conditions and government policies of that state or region that could adversely affect the value of the
Fund.

Prepayment Risk -- The risk that mortgage-backed and asset-backed       Fixed Income Funds
securities may be retired substantially earlier than their stated       Prime Quality Money
maturities or final distribution dates, resulting in a loss of all, or  Market Fund part, of any premium paid.

Hedging Risks -- Hedging is a strategy designed to offset investment    Value Income Fund
risks. Hedging activities include, among other things, the use of       Sunbelt Equity Fund
options and futures. There are risks associated with hedging            Fixed Income Funds
activities, including:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect, or no correlation, between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures contract or option;
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

High-Yield Security Risks -- There are risks associated with investing  Equity Funds in high-yield securities, including:
- High-yield, lower rated bonds ("junk bonds") involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
- The market for high risk, high-yield securities may be thinner and less

16  PROSPECTUS

                             Type of Risk                               Funds Subject to Risk
------------------------------------------------------------------------------------------------

  active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets.
- Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
- The market for high risk, high-yield securities may be adversely affected by legislative and regulatory developments.

Foreign Security Risks -- There are risks associated with               All Funds
international investing, including:
          CURRENCY RISK -- The possibility that changes in foreign
          exchange rates will affect, favorably or unfavorably, the
          value of foreign securities or the U.S. dollar amount of
          income or gain received on such securities.
          VOLATILITY -- Investments in foreign stock markets can be
          more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
          EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated
          commissions on U.S. exchanges. Expenses for custodial
          arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for
          handling U.S. securities of equal value.
          FOREIGN TAXES -- Certain foreign governments levy
          withholding taxes against dividend and interest income.
          Although in some countries a portion of these taxes are
          recoverable, the non-recovered portion of foreign
          withholding taxes will reduce the income received from the securities comprising the portfolio.
          REGULATORY ENVIRONMENT -- Foreign companies generally are
          not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S.
          domestic companies. Foreign branches of U.S. banks, foreign banks, and

                                                          PROSPECTUS  17

                             Type of Risk                               Funds Subject to Risk
------------------------------------------------------------------------------------------------

          foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

Currency Risk -- The possibility that changes in foreign exchange       All Funds
rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS

    The Value Income Stock and Sunbelt Equity Funds are each the successor to collective investment funds. The collective investment funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. Substantially all of the assets of those collective investment funds was transferred to the Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using the same investment objectives, policies, and restrictions as those used by each of the Funds. The performance information relates to a period of time before the effective date of each Fund's registration.

    The total return of a fund refers to the average compounded rate of return on a hypothetical investment. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.

    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund. Also, keep in mind that the performance of the collective investment funds does not represent the historical performance of any Fund. The predecessor collective investment funds were not subject to certain investment limitations diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, and the Internal Revenue Code. If these had been imposed, a collective investment fund's performance would have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding Trust Shares of the Funds, as disclosed in the Prospectus at the time the Funds started operating. This adjustment reduced the actual performance of the collective investment funds.

18  PROSPECTUS

    The average annual total returns (adjusted to reflect Fund expenses, before voluntary waivers, and reimbursements) for the following periods:

                                  One               Two               Five              Ten               Since
                                  Year             Years             Years             Years            Inception
----------------------------------------------------------------------------------------------------------------------
Value Income Stock               15.87%            18.70%             N/A               N/A               16.31%
  Collective Fund           (ending 1/31/93)  (ending 1/31/93)                                      (10/31/89-1/31/93)
Sunbelt Equity                   22.70%            29.73%            21.29%            16.14%             16.94%
  Collective Fund               (ending           (ending           (ending           (ending       (12/1/80-12/31/93)
                               12/31/93)         12/31/93)         12/31/93)         12/31/93)

FUND PERFORMANCE

The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following periods ended May 31, 1997:

                                                             One Year   Three Years    Since Inception
--------------------------------------------------------------------------------------------------------
Value Income Stock Fund*                                      22.18%       23.00%           18.87%
Sunbelt Equity Fund*                                          1.48%        14.69%           11.83%

----------
 * COMMENCED FUND OPERATIONS ON FEBRUARY 12, 1993 AND JANUARY 3, 1994, RESPECTIVELY

    The performance of Trust Shares will normally be higher than Investor Shares or Flex Shares because Trust Shares are not subject to the service fees and other expenses charged to Investor Shares and Flex Shares.

                                                          PROSPECTUS  19

PURCHASING FUND SHARES
Who May Buy Trust Shares of the Funds

    Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record (in the name of) by your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.

How to Buy Fund Shares

    Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). However, you may not purchase or redeem shares of the Money Market Fund on days that the Federal Reserve is closed (Federal holidays).

    - Money Market Fund. Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. The Trust expects the NAV of the Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Fund is calculated by (1) taking the current market value of the Fund's total assets using the amortized cost method of valuing securities,
      (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Statement of Additional Information (SAI).

      Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order before 1:00 p.m. Eastern time; and (2) the Custodian receives federal funds (readily available funds) before 4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day, as long as the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day.

    - Non-Money Market Funds. Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV for the Non-Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. In determining the market value of a Fund's assets, the Trust may use a pricing service to provide market quotations or valuations for

20  PROSPECTUS

      certain securities owned by a Fund. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.

    Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge for services provided in connection with the purchase of Trust Shares. Financial institutions also may impose an earlier time for a purchase order to be effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares, you should contact your financial institution directly.

    The Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
How to Sell Your Shares

    Redemption requests should be sent to the Transfer Agent by your financial institution. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account.

    - Money Market Fund. For the Money Market Fund, a redemption request will be effective as of the Business Day it is received by the Transfer Agent before 1:00 p.m. Eastern time.

    - Non-Money Market Funds. Redemption requests for Non-Money Market Funds must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV.

    Requests received after these times will normally be executed the next Business Day. You may have to transmit your redemption request to your financial institution at an earlier time for your redemption to be effective that day. For more information about how to redeem your shares, you should contact your financial institution directly. The Trust reserves the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

Redemptions in Kind

    The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining Shareholders in the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

                                                          PROSPECTUS  21

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

    Income dividends are declared and paid quarterly by each of the Equity Funds. The Fixed Income and Money Market Funds declare and pay income dividends annually. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. Further information concerning taxes is set forth in the Statement of Additional Information (SAI). We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. We urge you to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes.

Tax Status of Each Fund

    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.

Tax Status of Distributions

    Each Fund will distribute substantially all of its income. The income dividends you receive from the Funds will be taxed as ordinary income whether you receive the dividends in cash or in additional shares.

22  PROSPECTUS

    Corporate Shareholders may be entitled to a dividends-received deduction for a portion of dividends they receive attributable to dividends received by a Fund from U.S. corporations.

    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.

    Distributions paid in January but declared as dividends by a Fund in October, November or December of the previous year, are taxable to you in the previous year.

Tax Status of Share Transactions

    Each sale, exchange or redemption of Fund Shares is a taxable event to you.

Tax Management

    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

State Tax Considerations

    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by Funds to you may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

STI CLASSIC FUNDS INFORMATION
The Trust

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Board of Trustees

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
Voting Rights

    Shareholders of record receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, have certain voting rights.

                                                          PROSPECTUS  23

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

Reporting

    Shareholders of record will receive the Trust's unaudited financial information and audited financial statements, proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

    You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

Investment Advisors

    The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income, and Investment Grade Bond Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Sunbelt Equity, Short-Term Bond, and Prime Quality Money Market Funds. As of May 31, 1997, Trusco had approximately $17.4 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets of $52.5 billion, as of December 31, 1996. SunTrust is one of the 20 largest banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of

24  PROSPECTUS

Tennessee, Inc, provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately $53.4 billion, as of December 31, 1996.

    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

Distribution

    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services rendered to the Trust Shares of each Fund.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are offered subject to a contingent deferred sales charge. Investor Shares are offered subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Investor Shares or Flex Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

Administration

    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

Average aggregate net assets                                                                        Fee
----------------------------------------------------------------------------------------------------------
$1 - $1 billion                                                                                      0.12 %
over $1 billion to $5 billion                                                                        0.09 %
over $5 billion to $8 billion                                                                        0.07 %
over $8 billion to $10 billion                                                                       0.065%
over $10 billion                                                                                     0.06 %

    The Administrator may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

                                                          PROSPECTUS  25

FUND INVESTMENTS

% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities, which are shown as a percentage of net assets.

X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.

-- = Not permitted.

                                                                                                                   Prime
                                                                                                                  Quality
                                                      Capital     Value                 Investments                Money
                                                      Growth     Income      Sunbelt    Grade Bond   Short-Term   Market
Security or Practice                                   Fund       Fund     Equity Fund     Fund      Bond Fund     Fund
--------------------------------------------------------------------------------------------------------------------------
Traditional Investments
    ADRs                                                35%        35%         --            X           --         --
    Asset-Backed Securities                             --         --          --            X           X           *
    Bank Obligations                                    --         --          --            X           --        X(6)
    Commercial Paper(7)                                 --         --          --            X           X           X
    Convertible Securities                               X         35%        X(2)          --           --         --
    Corporate Debt Obligations                        35%(2)     20%(2)        --          X(3)         X(3)        --
    Equity Securities                                    X          X           X           --           --         --
    Investment Company Shares                           10%        10%         10%          10%         10%         10%
    Mortgage-Backed Securities                          --          *          --          X(4)         X(1)       *(5)
    Municipal Securities (Two Highest Ratings           --         --          --           --          X(3)        --
     Categories)
    Pay-In-Kind Securities                              35%        --          --           --           --         --
    Repurchase Agreements                               35%        35%         35%           X           *           X
    Restricted Securities                               15%        15%         15%           *           *           *
    Securities of Foreign Issuers                        *          *          --            X           X           X
    Short-Term Corporate Obligations                    --         --          --           --           --          X
    Supranational Agency Obligations                    --         --          --            X          35%          X
    U.S. Treasury and Government Agency Obligations     --         20%         --            X           X           X
    Zero Coupon Obligations                             --         --          --            X           X           X

Investment Practices
    Borrowing                                         33 1/3%    33 1/3%     33 1/3%      33 1/3%     33 1/3%     33 1/3%
    Illiquid Securities                                 15%        15%         15%          15%         15%         10%
    Securities Lending                                33 1/3%    33 1/3%     33 1/3%      33 1/3%     33 1/3%     33 1/3%
    Standby Commitments                                  X          X           X            X           X           X
    When-Issued Securities                            33 1/3%    33 1/3%     33 1/3%      33 1/3%     33 1/3%     33 1/3%

Leveraging and Hedging Tools
    Futures and Options on Futures                      --         20%         20%          35%         35%         --
    Options                                             --         20%         35%          35%         35%         --
    Puts                                                --         --          --           35%         35%         --
    Swaps, Caps, Floors, and Collars                    --         --          --           25%          --         --
    Variable and Floating Rate Instruments              --          *          --            X           X           X

(1) MAY INVEST UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

(2) MAY INVEST UP TO 10% OF ITS ASSETS IN HIGH YIELD SECURITIES.

(3) MAY PURCHASE UP TO 25% RATED BBB OR Baa OR THEIR UNRATED EQUIVALENTS.

(4) MAY PURCHASE UP TO 35% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

(5) INCLUDES PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

(6) MAY INVEST UP TO 25% OF ITS ASSETS IN OBLIGATIONS ISSUED BY FOREIGN BRANCHES OF U.S. BANKS AND BY LONDON BRANCHES OF FOREIGN BANKS.

(7) HIGHEST QUALITY -- PRIME QUALITY MONEY MARKET FUND; TWO HIGHEST RATINGS CATEGORIES -- INVESTMENT GRADE BOND FUND AND SHORT-TERM BOND FUND.

26  PROSPECTUS

    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

Investment Restrictions

    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:

    - Invest more than 5% of its assets in the securities of any one issuer.

    - Purchase more than 10% of the outstanding voting securities of any one issuer.

MORE ABOUT INVESTMENTS AND HEDGING TOOLS

    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

    AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing these DEBT OBLIGATIONS.

    BANK OBLIGATIONS are SHORT-TERM CORPORATE OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

    CONVERTIBLE SECURITIES are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to

                                                          PROSPECTUS  27

move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call OPTION provisions.

    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.

    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures.)

    EQUITY SECURITIES include COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS to subscribe to common stock, and CONVERTIBLE SECURITIES. These securities may be publicly or privately issued.

    FORWARD FOREIGN CURRENCY CONTRACTS involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books.

    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Closed-end mutual funds usually trade at discount from net asset value.

28  PROSPECTUS

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS, and SHORT-TERM CORPORATE OBLIGATIONS.

    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date.

    REMICS are CMOS that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

    MUNICIPAL SECURITIES consist of:

                                                          PROSPECTUS  29

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities; and

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

    PAY-IN-KIND SECURITIES are DEBT OBLIGATIONS, or PREFERRED STOCK, that pay interest or dividends in the form of additional DEBT OBLIGATIONS or PREFERRED STOCK.

    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase.

    A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns under agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

30  PROSPECTUS

    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities.

    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

    STANDBY COMMITMENTS AND PUTS permit the holder to sell securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

    SUPRANATIONAL AGENCY OBLIGATIONS -- Obligations of supranational entities are established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    SWAPS, CAPS, FLOORS, AND COLLARS are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

    VARIABLE AND FLOATING RATE INSTRUMENTS are certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities

                                                          PROSPECTUS  31

may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

    ZERO COUPON OBLIGATIONS are DEBT SECURITIES that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

32  PROSPECTUS

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA
                                                     19103-2499
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                                                          PROSPECTUS  33

    Additional information about the Funds is included in the SAI dated October
1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Trust or the Distributor.
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